Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Accruals and reserves	$ 95	$ 44
Stock-based compensation	72	5
Tax credits carryforward	23	12
Operating leases	64	46
Net operating losses carryforward	180	200
Total gross deferred tax assets	434	307
Less: Valuation allowance	(357)	(260)
Total deferred tax assets net of valuation allowance	(77)	(47)
Deferred tax liabilities
Property and equipment and intangible assets	(19)	0
ROU assets	(51)	(42)
Deferred contract costs	(10)	(5)
Total gross deferred tax liabilities	(80)	(47)
Net deferred tax liabilities	$ (3)	$ 0